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April 1, 2013

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:  Division of Investment Management

Re:	American Pension Investors Trust Trust, File Nos. 811-04262 and 002-96538

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended, we are, on behalf of American Pension Investors Trust (the “Trust”), filing Post-Effective Amendment # 57 (“PEA#57”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This PEA#57 is being filed to add Class I shares to the API Efficient Frontier Growth Fund, API Efficient Frontier Core Income Fund, API Efficient Frontier Value Fund and the API Master Allocation Fund.  The Class I shares being registered via this amendment are identical in every respect to the Class I shares currently offered by the API Efficient Frontier Capital Income Fund and API Efficient Frontier Income Fund.

This PEA # 57 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA#57 to me at the above-listed address and phone number.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones
DAVID D. JONES